Restructuring and Other Expense, Net (Tables)	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Charges

The following table summarizes the classification of restructuring costs in the consolidated statements of operations:

	Fiscal 2016		Fiscal 2015		Fiscal 2014
	Gross Profit	Operating Income	Gross Profit	Operating Income	Gross Profit	Operating Income
Initiatives prior to 2013	$—	$—	$—	$—	$432	$37
2013 initiatives	—	143	374	1,288	1,614	5,228
2015 initiatives	—	(23)	2,118	960	—	—

Totals	$—	$120	$2,492	$2,248	$2,046	$5,265

Schedule of Activity for Liabilities Related to Restructuring Charges

The following table summarizes the activity for liabilities related to restructuring charges. The balance at January 2, 2016 was reflected in accrued liabilities:

Total
Balance at December 28, 2013	$3,352
Accruals	7,311
Payments, net	(10,096)

Balance at January 3, 2015	$567
Accruals	4,740
Payments, net	(4,811)

Balance at January 2, 2016	$496
Accruals	120
Payments, net	(616)

Balance at December 31, 2016	$—